Goodwill and Other Intangible Assets	3 Months Ended
Mar. 31, 2024
Disclosure Text Block Supplement [Abstract]
Goodwill and Intangible Assets Disclosure
Note 6. Goodwill and Other Intangible Assets
      Goodwill
Changes in the carrying amount of the Company’s goodwill during the three months ended March 31, 2024 were as follows:

U.S. $ in thousands
Goodwill as of January 1, 2024	$100,051
Foreign currency translation adjustments	(930)
Goodwill as of March 31, 2024	$99,121

Other Intangible Assets
Other intangible assets consisted of the following:

	March 31, 2024			December 31, 2023
	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value
Developed technology	$403,040	$(305,143)	$97,897	$403,180	$(300,780)	$102,400
Patents	20,115	(10,636)	9,479	19,396	(10,246)	9,150
Trademarks and trade names	22,150	(16,425)	5,725	22,286	(15,936)	6,350
Customer relationships	102,716	(94,622)	8,094	102,520	(92,639)	9,881
Capitalized software development costs	3,308	(3,308)	—	4,367	(4,367)	—

	$551,329	$(430,134)	$121,195	$551,749	$(423,968)	$127,781
Amortization expenses relating to intangible assets for the three months ended March 31, 2024 and 2023 were approximately $6.9 million and $6.2 million, respectively.
As of March 31, 2024, the estimated amortization expenses relating to intangible assets for each of the following future periods were as follows:

Estimated amortization expenses
U.S. $ in thousands
Remaining 9 months of 2024	$17,181
2025	21,405
2026	21,327
2027	20,490
2028	16,401
2029 and thereafter	24,391
Total	$121,195